Note 3 - Significant Accounting Policies	12 Months Ended
Nov. 30, 2020
Accounting Policies [Abstract]
Significant Accounting Policies
(a)	Cash and cash equivalents

The Company considers all highly liquid securities with an original maturity of three months or less to be cash equivalents. Cash equivalent balances consist of bankers’ acceptances and bank accounts with variable market rates of interest. The financial risks associated with these instruments are minimal and the Company has not experienced any losses from investments in these securities. The carrying amount of cash approximates its fair value due to its short-term nature.

As at November 30, 2020 and 2019, the Company had no cash equivalents.

(b)	Accounts receivable

The Company reviews its sales and accounts receivable aging and determines whether an allowance for doubtful accounts is required.

(c)	Financial instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recorded at its fair value using the appropriate valuation methodology and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss.

(d)	Investment tax credits

The investment tax credits (“ITC") receivable are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent the amounts based on management estimates of eligible research and development costs incurred during the year. Realization is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs. Refundable ITCs claimed relating to capital expenditures are credited to property and equipment. Refundable ITCs claimed relating to current expenditures are netted against research and development expenditures.

(e)	Property and equipment

Property and equipment are recorded at cost. Equipment acquired under capital leases are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital leases are pledged as collateral for the related lease obligation. Repairs and maintenance expenditures are charged to operations; major betterments and replacements are capitalized. Depreciation bases and rates are as follows:

Assets	Basis	Rate

Computer equipment	Declining balance	30%
Computer software	Declining balance	50%
Furniture and fixtures	Declining balance	20%
Laboratory equipment	Declining balance	20%
Leasehold improvements	Straight line	Over term of lease

Leasehold improvements and assets acquired under capital leases are depreciated over the term of their useful lives or the lease period, whichever is shorter. The charge to operations resulting from depreciation of assets acquired under capital leases is included with depreciation expense.

(f)	Impairment of long-lived assets

Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. For assets that are to be held and used, impairment is recognized when the sum of estimated undiscounted cash flows associated with the asset or group of assets is less than its carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value.

(g)	Warrants

The Company previously issued warrants as described in Notes 10 and 14. In fiscal 2013, the outstanding warrants were presented as a liability because they did not meet the criteria of Accounting Standard Codification (“ASC”) topic 480 Distinguishing Liabilities from Equity for equity classification. Subsequent changes in the fair value of the warrants were recorded in the consolidated statements of operations and comprehensive loss. The Company changed its functional currency effective December 1, 2013 such that these warrants met the criteria for prospective equity classification in ASC topic 480, and the U.S. dollar translated amount of the warrant liability at December 1, 2013 became the amount reclassified to equity.

(h)	Convertible debentures

In fiscal year 2013, the Company issued an unsecured convertible debenture in the principal amount of $1,500,000 (the “2013 Debenture”). At issuance, the conversion option was bifurcated from its host contract and the fair value of the conversion option was characterized as an embedded derivative upon issuance as it met the criteria of ASC topic 815 Derivatives and Hedging. Subsequent changes in the fair value of the embedded derivative were recorded in the consolidated statements of operations and comprehensive loss. The proceeds received from the 2013 Debenture less the initial amount allocated to the embedded derivative were allocated to the liability and were accreted over the life of the 2013 Debenture using the effective rate of interest. The Company changed its functional currency effective December 1, 2013 such that the conversion option no longer met the criteria for bifurcation and was prospectively reclassified to shareholders’ equity under ASC Topic 815 at the U.S. dollar translated amount at December 1, 2013.

On September 10, 2018, the Company completed a private placement financing (the “2018 Debenture Financing”) of an unsecured convertible debenture in the principal amount of $500,000 (the “2018 Debenture”). At issuance, the conversion price was lower than the market share price, and the value of the beneficial conversion feature related to the 2018 Debenture was allocated to Additional paid-in capital in the consolidated statements of shareholders’ equity (deficiency).

On April 4, 2019, a tentative approval from TSX was received for a proposed refinancing of the 2013 Debenture subject to certain conditions being met. As a result of the proposed refinancing, the principal amount owing under the 2013 Debenture was refinanced by a new debenture (the “May 2019 Debenture”). On May 1, 2019, the May 2019 Debenture was issued with a principal amount of $1,050,000, that will mature on November 1, 2019, bear interest at a rate of 12% per annum and be convertible into 1,779,661 common shares of the Company at a conversion price of $0.59 per common share. At issuance, the conversion option was not characterized as an embedded derivative as it did not meet the criteria of ASC topic 815 Derivatives and Hedging. Also, at issuance, as the conversion price was higher than the market share price, conversion option was not bifurcated from its host contract and the total value of the convertible debenture was recognized as a liability.

On August 26, 2019, the Company issued an unsecured convertible debenture in the principal amount of $140,800 (the “August 2019 Debenture”). At issuance, the conversion price was lower than the market share price, and the value of the beneficial conversion feature related to the August 2019 Debenture was allocated to Additional paid-in capital in the consolidated statements of shareholders’ equity (deficiency). In November 2019, the debt was paid in full.

On November 15, 2019, the Company issued an unsecured convertible debenture in the principal amount of $250,000 (the “November 2019 Debenture”) that will mature on December 31, 2019, bear interest at a rate of 12% per annum and be convertible into common shares of the Company at a conversion price of $0.12 per share. At issuance, the conversion price was lower than the market share price, and the value of the beneficial conversion feature related to the November 2019 Debenture was allocated to Additional paid-in capital in the consolidated statements of shareholders’ equity (deficiency).

(i)	Revenue recognition

The Company accounts for revenue in accordance with the provisions of ASC 606. Under ASC 606, the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation(s). The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, exclusivity milestone payments and licensing payments on sales of resulting products.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Licensing

The Company recognizes revenue from the licensing of the Company's drug delivery technologies, products and product candidates. Under the terms of the licensing arrangements, the Company provides the customer with a right to access the Company’s intellectual property with regards to the license which is granted. Revenue arising from the license of intellectual property rights is recognized over the period the Company transfers control of the intellectual property.

The Company has a license and commercialization agreement with Par Pharmaceutical Inc. (“Par”). Under the exclusive territorial license rights granted to Par, the agreement requires that Par manufacture, promote, market, sell and distribute the product. Licensing revenue amounts receivable by the Company under this agreement are calculated and reported to the Company by Par, with such amounts generally based upon net product sales and net profit which include estimates for chargebacks, rebates, product returns, and other adjustments. Licensing revenue payments received by the Company from Par under this agreement are not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this arrangement and the guidance per ASC 606, the Company records licensing revenue over the period the Company transfers control of the intellectual property in the consolidated statements of operations and comprehensive loss.

The Company also had a license and commercial supply agreement with Mallinckrodt LLC (“Mallinckrodt”) which provided Mallinckrodt an exclusive license to market, sell and distribute in the U.S. three drug product candidates for which the Company had ANDAs filed with the FDA, one of which (the Company’s generic Seroquel XR®) received final approval from the FDA in 2017.

Under the terms of this agreement, the Company was responsible for the manufacture of approved products for subsequent sale by Mallinckrodt in the U.S. market. Following receipt of final FDA approval for its generic Seroquel XR®, the Company began shipment of manufactured product to Mallinckrodt. The Company recorded revenue once Mallinckrodt obtained control of the product and the performance obligation was satisfied.

On April 12, 2019, Mallinckrodt and the Company mutually agreed to terminate their Commercial Supply Agreement (the “Mallinckrodt agreement”), effective no later than August 31, 2019. Under the terms of the mutual agreement, Mallinckrodt has been released from certain obligations under the agreement as of April 12, 2019. Effective August 12, 2019, the Mallinckrodt agreement was terminated.

Licensing revenue in respect of manufactured product is reported as revenue in accordance with ASC 606. Once product was sold by Mallinckrodt, the Company receives downstream licensing revenue amounts calculated and reported by Mallinckrodt, with such amounts generally based upon net product sales and net profit which includes estimates for chargebacks, rebates, product returns, and other adjustments. Such downstream licensing revenue payments received by the Company under this agreement are not subject to further deductions for chargebacks, rebates, product returns, and other pricing adjustments. Based on this agreement and the guidance per ASC 606, the Company records licensing revenue as earned on a monthly basis.

Milestones

For milestone payments that are not contingent on sales-based thresholds, the Company applies a most-likely amount approach on a contract-by-contract basis. Management makes an assessment of the amount of revenue expected to be received based on the probability of the milestone outcome. Variable consideration is included in revenue only to the extent that it is probable that the amount will not be subject to a significant reversal when the uncertainty is resolved (generally when the milestone outcome is satisfied).

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed. During the year ended November 30, 2016, the Company received an up-front payment of $3,000,000 from Mallinckrodt pursuant to the Mallinckrodt license and commercial supply agreement, and initially recorded it as deferred revenue, as it did not meet the criteria for recognition. For the year ended November 30, 2020, the Company recognized $Nil (2019 - $2,362,500) of revenue over the remaining term of the Mallinckrodt agreement, which expired on August 12, 2019. As of November 30, 2020, the Company has recorded a deferred revenue balance of $Nil (November 30, 2019 - $Nil) due to the termination of its license and commercial supply agreement with Mallinckrodt.

(i)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

(j)	Inventory

Inventories comprise of raw materials, work in process, and finished goods, which are valued at the lower of cost or market, on a first-in, first-out basis. Cost for work in process and finished goods inventories includes materials, direct labor, and an allocation of manufacturing overhead. Market for raw materials is replacement cost, and for work in process and finished goods is net realizable value. The Company evaluates the carrying value of inventories on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand, the price the Company expects to obtain for products in their respective markets compared with historical cost and the remaining shelf life of goods on hand. As of November 30, 2020, the Company had raw materials inventories of $112,672 (November 30, 2019 - $172,830), work in process of $Nil (November 30, 2019 - $73,927) and finished goods inventory of $Nil (November 30, 2019 - $102,374) relating to the Company’s generic Seroquel XR® product. During the year ended November 30, 2020, the Company wrote off raw materials inventories of $60,158 (November 30, 2019 - $Nil), work in process of $73,927 (November 30, 2019 - $Nil) and finished goods inventory of $102,374 (November 30, 2019 - $Nil). The recoverability of the cost of any pre-launch inventories with a limited shelf life is evaluated based on the specific facts and circumstances surrounding the timing of the anticipated product launch.

(k)	Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for losses and tax credit carry forwards. Significant judgment is required in determining whether deferred tax assets will be realized in full or in part. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactments. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized.

The Company accounts for income taxes in accordance with ASC topic 740-10. This ASC topic requires that uncertain tax positions are evaluated in a two-step process, whereby (i) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) those tax positions that meet the more likely than not recognition threshold, the Company would recognize the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The cumulative effects of the application of the provisions of ASC topic 740-10 are described in Note 15.

The Company records any interest related to income taxes in interest expense and penalties in selling, general and administrative expense.

(l)	Share issue costs

Share issue costs are recorded as a reduction of the proceeds from the issuance of capital stock.

(m)	Translation of foreign currencies

Transactions denominated in currencies other than the Company and its wholly owned operating subsidiaries’ functional currencies, monetary assets and liabilities are translated at the period end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these other transactions are recognized in the consolidated statements of operations and comprehensive loss.

The functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

(n)	Stock-based compensation

The Company has a stock-based compensation plan which authorizes the granting of various equity-based incentives including stock options and restricted share units (“RSU”s). The Company calculates stock-based compensation using the fair value method, under which the fair value of the options at the grant date is calculated using the Black-Scholes Option Pricing Model, and subsequently expensed over the vesting period of the option. The provisions of the Company's stock-based compensation plans do not require the Company to settle any options by transferring cash or other assets, and therefore the Company classifies the awards as equity. Stock-based compensation expense recognized during the year is based on the value of stock-based payment awards that are ultimately expected to vest.

The Company estimates forfeitures at the time of grant and are revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The stock-based compensation expense is recorded in the consolidated statements of operations and comprehensive loss under research and development expense and under selling, general and administration expense. Note 11 provides supplemental disclosure of the Company's stock options.

(o)	Deferred Share Units

Deferred Share Units (“DSU”s) are valued based on the trading price of the Company’s common shares on the Toronto Stock Exchange. The Company records the value of the DSU’s owing to non-management board members in the consolidated statements of shareholders’ equity (deficiency).

(p)	Loss per share

Basic loss per share (“EPS”) is computed by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted EPS if the effect of such inclusion would be anti-dilutive.

The dilutive effect of stock options is determined using the treasury stock method. Stock options and warrants to purchase common shares of the Company during fiscal 2020, 2019, and 2018, respectively, were not included in the computation of diluted EPS because the Company has incurred a loss for each of the years ended November 30, 2020, 2019 and 2018 and the effect would be anti-dilutive.

(q)	Comprehensive loss

The Company follows ASC topic 220. This statement establishes standards for reporting and display of comprehensive (loss) income and its components. Comprehensive loss is net loss plus certain items that are recorded directly to shareholders' equity (deficiency). Other than foreign exchange gains and losses arising from cumulative translation adjustments, the Company has no other comprehensive loss items.

(r)	Fair value measurement

Under ASC topic 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC topic 820 establishes a hierarchy for inputs to valuation techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three levels to the hierarchy based on the reliability of inputs, as follows:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.
●	Level 3 - Unobservable inputs for the asset or liability.

The degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3.

(t)	Recently adopted accounting pronouncements

On December 1, 2019, the Company adopted Accounting Standards Codification (“ASC”) Topic 842 Leases using the modified retrospective transition method, applying the new standard to all leases existing at the date of initial application. In addition, the Company elected the package of practical expedients in transition, which permitted the Company not to reassess prior conclusions about lease identification, lease classification and initial direct costs on leases that commenced prior to adoption of the new standard. The Company also elected the ongoing practical expedient not to recognize operating lease right-of-use assets and operating lease liabilities for short-term leases. As a result of adopting the new standard, the Company didn’t recognize any right-of-use (“ROU”) assets or lease liabilities in the consolidated balance sheet, as the Company only had one lease which had a term of less than 12 months on the date of adoption of Topic 842. There was no impact to opening accumulated deficit on the date of adoption.

The ROU assets are initially measured at cost and amortized using the straight-line method through the end of the lease term. The lease liabilities are measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate.